6. MINERAL PROPERTY INTERESTS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Capitalized mineral property acquisition Cost	$ 44,419,538	$ 48,806,565
USA [Member] | Ann Mason [Member]
Capitalized mineral property acquisition Cost	43,966,474	47,777,956
Other [Member] | Other Property [Member]
Capitalized mineral property acquisition Cost	$ 453,064	$ 1,028,609